Basis of Presentation (Details Narrative) - USD ($) $ in Millions	12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022
Company generated negative cash from operations	$ 4.8	$ 8.8
Cash and cash equivalents	1.0	0.6
Working capital	7.7	6.4
Net loss	1.4	9.2
Equity was a surplus	7.1	$ 6.7
Estimated capital expenditure	$ 38.0